BUFFERLABS US EQUITY DYNAMIC BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

PURCHASED OPTIONS - 103.4% (a)	Notional Amount	Contracts		Value
Call Options - 99.7%
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $6.69 (b)(c)(d)(g)	$54,701,212	802		$53,890,358

Put Options - 3.7%
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $662.43 (b)(c)(d)(g)	54,701,212	802		2,033,471
TOTAL PURCHASED OPTIONS (Cost $54,829,535)				55,923,829

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%		Shares
First American Government Obligations Fund - Class X, 4.03% (e)		428,067		428,067
TOTAL MONEY MARKET FUNDS (Cost $428,067)				428,067

TOTAL INVESTMENTS - 104.2% (Cost $55,257,602)				$56,351,896
Liabilities in Excess of Other Assets - (4.2)% (f)			(0.04249)	(2,297,002)
TOTAL NET ASSETS - 100.0%				$54,054,894

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(f)	Includes cash of $59,567 that is pledged as collateral for written options.
(g)	FLexible EXchange® Options.

BUFFERLABS US EQUITY DYNAMIC BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (4.3)%	Notional Amount	Contracts	Value
Call Options - (2.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $737.10(a)(b)(c)	$(54,701,212)	(802)	$(1,347,993)

Put Options - (1.8)%
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $588.83(a)(b)(c)	(54,701,212)	(802)	(989,941)
TOTAL WRITTEN OPTIONS (Premiums received $2,049,083)			$(2,337,934)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

BUFFERLABS US EQUITY DYNAMIC BUFFER ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

BufferLABS US Equity Dynamic Buffer ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Purchased Options	$—	$55,923,829	$—	$55,923,829
Money Market Funds	428,067	—	—	428,067
Total Investments	$428,067	$55,923,829	$—	$56,351,896

Liabilities
Investments
Written Options	$—	$(2,337,934)	$—	$(2,337,934)
Total Investments	$—	$(2,337,934)	$—	$(2,337,934)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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